Shareholder Report, Line Graph (Details) 194017_Kensington Hedged Premium Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Sep. 04, 2024	Dec. 31, 2025
Kensington Hedged Premium Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Kensington Hedged Premium Income ETF NAV
Accumulated Value	$ 10,387	$ 10,000	$ 11,561
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 10,701	$ 10,000	$ 12,615